Derivatives and Hedging Outstanding Interest Rate Derivatives (Details) (Interest Rate Swap, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest Rate Swap
Schedule of Trading Securities and Other Trading Assets
Derivative, Number of Instruments Held	4
Notional Amount of Interest Rate Derivatives	$ 400,000